                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                                               VALUE
------------                                                                                                      -----------------

               COMMON STOCKS (68.1%)
               Aerospace & Defense (1.4%)
  21,030       Northrop Grumman Corp.                                                                                    1,406,907
  32,100       Raytheon Co.                                                                                              1,421,067
                                                                                                                  -----------------
                                                                                                                         2,827,974
                                                                                                                  -----------------
               Beverages: Alcoholic (0.6%)
  18,150       Diageo PLC (ADR) (United Kingdom)                                                                         1,202,437
                                                                                                                  -----------------

               Beverages: Non-Alcoholic (1.1%)
  50,100       Coca-Cola Co. (The)                                                                                       2,102,196
                                                                                                                  -----------------

               Broadcasting (1.3%)
  87,680       Clear Channel Communications, Inc.                                                                        2,501,510
                                                                                                                  -----------------

               Cable/Satellite TV (0.4%)
  23,300       Comcast Corp. (Class A)                                           *                                         721,135
                                                                                                                  -----------------

               Chemicals: Major Diversified (2.7%)
  85,190       Bayer AG (ADR) (Germany)                                                                                  3,846,329
  31,500       Du Pont (E.I.) de Nemours & Co.                                                                           1,389,150
                                                                                                                  -----------------
                                                                                                                         5,235,479
                                                                                                                  -----------------
               Computer Processing Hardware (0.3%)
  18,200       Hewlett-Packard Co.                                                                                         590,954
                                                                                                                  -----------------

               Department Stores (0.4%)
  12,750       Kohl's Corp.                                                      *                                         711,960
                                                                                                                  -----------------

               Discount Stores (1.0%)
  43,450       Wal-Mart Stores, Inc.                                                                                     1,956,554
                                                                                                                  -----------------

               Electric Utilities (2.4%)
  38,700       American Electric Power Co., Inc.                                                                         1,294,902
  25,410       Entergy Corp.                                                                                             1,777,175
  29,790       FirstEnergy Corp.                                                                                         1,510,651
                                                                                                                  -----------------
                                                                                                                         4,582,728
                                                                                                                  -----------------

               Finance/Rental/Leasing (1.3%)
  40,950       Freddie Mac                                                                                               2,500,407
                                                                                                                  -----------------

               Financial Conglomerates (5.5%)
  77,020       Citigroup, Inc.                                                                                           3,847,149
 114,154       JPMorgan Chase & Co.                                                                                      5,180,309
  25,800       State Street Corp.                                                                                        1,685,256
                                                                                                                  -----------------
                                                                                                                        10,712,714
                                                                                                                  -----------------
               Food: Major Diversified (1.4%)
  37,950       Unilever N.V. (ADR ) (NY Registered Shares) (Netherlands)                                                 2,732,021
                                                                                                                  -----------------

               Food: Specialty/Candy (0.7%)
  34,100       Cadbury Schweppes PLC (ADR) (United Kingdom)                                                              1,362,636
                                                                                                                  -----------------

               Household/Personal Care (0.6%)
  19,400       Procter & Gamble Co. (The)                                                                                1,129,274
                                                                                                                  -----------------

               Industrial Conglomerates (3.7%)
  98,600       General Electric Co.                                                                                      3,410,574
  28,680       Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                               1,254,750
  26,000       Siemens AG (ADR) (Germany)                                                                                2,460,640
                                                                                                                  -----------------
                                                                                                                         7,125,964
                                                                                                                  -----------------
               Insurance Brokers/Services (1.3%)
  81,190       Marsh & McLennan Companies, Inc.                                                                          2,490,097
                                                                                                                  -----------------

               Integrated Oil (4.3%)
  31,220       BP PLC (ADR) (United Kingdom)                                                                             2,301,538
  40,120       ConocoPhillips                                                                                            2,684,028
  14,940       Exxon Mobil Corp.                                                                                           942,415
  36,470       Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                                    2,484,701
                                                                                                                  -----------------
                                                                                                                         8,412,682
                                                                                                                  -----------------
               Investment Banks/Brokers (3.3%)
   5,700       Goldman Sachs Group, Inc. (The)                                                                             913,653
  41,810       Merrill Lynch & Co., Inc.                                                                                 3,188,431
 131,700       Schwab (Charles) Corp. (The)                                                                              2,357,430
                                                                                                                  -----------------
                                                                                                                         6,459,514
                                                                                                                  -----------------
               Life/Health Insurance (0.3%)
  35,600       Aegon N.V. (NY Registered Shares) (Netherlands)                                                             638,664
                                                                                                                  -----------------

               Major Banks (2.3%)
  53,375       Bank of America Corp.                                                                                     2,664,480
  24,600       PNC Financial Services Group                                                                              1,758,162
                                                                                                                  -----------------
                                                                                                                         4,422,642
                                                                                                                  -----------------

               Major Telecommunications (3.9%)
  61,100       France Telecom S.A. (ADR) (France)                                                                        1,424,852
 139,156       Sprint Nextel Corp.                                                                                       3,451,069
  82,980       Verizon Communications Inc.                                                                               2,740,829
                                                                                                                  -----------------
                                                                                                                         7,616,750
                                                                                                                  -----------------
               Managed Health Care (0.8%)
  14,800       CIGNA Corp.                                                                                               1,583,600
                                                                                                                  -----------------

               Media Conglomerates (3.7%)
  84,330       Disney (Walt) Co. (The)                                                                                   2,357,867
 189,600       Time Warner, Inc.                                                                                         3,299,040
  38,950       Viacom, Inc. (Class B)                                                                                    1,551,379
                                                                                                                  -----------------
                                                                                                                         7,208,286
                                                                                                                  -----------------
               Medical Specialties (0.5%)
  21,300       Applera Corp. - Applied Biosystems Group                                                                    614,292
   6,550       Bausch & Lomb, Inc.                                                                                         320,623
                                                                                                                  -----------------
                                                                                                                           934,915
                                                                                                                  -----------------
               Motor Vehicles (0.7%)
  38,790       Honda Motor Co., Ltd. (ADR) (Japan)                                                                       1,374,330
                                                                                                                  -----------------

               Multi-Line Insurance (0.7%)
  15,730       Hartford Financial Services Group, Inc. (The)                                                             1,446,059
                                                                                                                  -----------------

               Oil Refining/Marketing (0.2%)
   5,100       Marathon Oil Corp.                                                                                          404,736
                                                                                                                  -----------------

               Oilfield Services/Equipment (1.6%)
  44,740       Schlumberger Ltd. (Netherlands Antilles)                                                                  3,093,324
                                                                                                                  -----------------

               Packaged Software (1.3%)
 151,200       Symantec Corp.                                                    *                                       2,476,656
                                                                                                                  -----------------

               Pharmaceuticals: Major (9.9%)
  55,900       Abbott Laboratories                                                                                       2,389,166
 120,620       Bristol-Myers Squibb Co.                                                                                  3,061,336
  24,700       GlaxoSmithKline PLC (ADR) (United Kingdom)                                                                1,404,936
  40,900       Lilly (Eli) & Co.                                                                                         2,164,428
  88,400       Pfizer, Inc.                                                                                              2,239,172
  34,860       Roche Holdings Ltd. (ADR) (Switzerland)                                                                   2,689,449
  20,900       Sanofi-Aventis (ADR) (France)                                                                               983,136
 132,080       Schering-Plough Corp.                                                                                     2,551,786
  38,790       Wyeth                                                                                                     1,887,909
                                                                                                                  -----------------
                                                                                                                        19,371,318
                                                                                                                  -----------------

               Precious Metals (1.3%)
  44,530       Newmont Mining Corp.                                                                                      2,598,771
                                                                                                                  -----------------

               Property - Casualty Insurers (3.2%)
   5,200       ACE Ltd. (Cayman Islands)                                                                                   288,808
  45,500       Chubb Corp. (The)                                                                                         2,345,070
  55,578       St. Paul Travelers Companies, Inc. (The)                                                                  2,447,099
  17,700       XL Capital Ltd. (Class A) (Cayman Islands)                                                                1,166,253
                                                                                                                  -----------------
                                                                                                                         6,247,230
                                                                                                                  -----------------
               Regional Banks (0.4%)
  20,600       Fifth Third Bancorp                                                                                         832,652
                                                                                                                  -----------------

               Restaurants (0.3%)
  19,840       McDonald's Corp.                                                                                            685,869
                                                                                                                  -----------------

               Semiconductors (1.2%)
  51,450       Intel Corp.                                                                                               1,027,971
  73,400       Micron Technology, Inc.                                                                                   1,245,598
                                                                                                                  -----------------
                                                                                                                         2,273,569
                                                                                                                  -----------------
               Specialty Insurance (0.7%)
  12,900       MGIC Investment Corp.                                                                                       912,030
  10,300       PMI Group, Inc. (The)                                                                                       475,345
                                                                                                                  -----------------
                                                                                                                         1,387,375
                                                                                                                  -----------------
               Specialty Stores (0.3%)
  15,050       Office Depot, Inc.                                                *                                         610,729
                                                                                                                  -----------------

               Telecommunication Equipment (0.4%)
  33,750       Motorola, Inc.                                                                                              720,562
                                                                                                                  -----------------

               Tobacco (0.7%)
  19,340       Altria Group, Inc.                                                                                        1,414,914
                                                                                                                  -----------------

               TOTAL COMMON STOCKS (Cost $106,557,461)                                                                 132,701,187
                                                                                                                  -----------------

PRINCIPAL
AMOUNT IN                                                                            COUPON         MATURITY
THOUSANDS                                                                             RATE            DATE             VALUE
------------                                                                       ------------    ------------   -----------------
               CORPORATE BONDS (7.1%)
               Advertising/Marketing Services (0.1%)
   $105        WPP Finance (UK) Corp. (United Kingdom)                                5.875%        06/15/14              $102,417
                                                                                                                  -----------------

               Aerospace & Defense (0.2%)
   105         Northrop Grumman Corp.                                                 4.079         11/16/06               104,333
    80         Raytheon Co.                                                           6.15          11/01/08                81,440
   201         Systems 2001 Asset Trust - 144A** (Cayman Islands)                     6.664         09/15/13               208,908
                                                                                                                  -----------------
                                                                                                                           394,681
                                                                                                                  -----------------
               Air Freight/Couriers (0.0%)
    95         Fedex Corp.                                                            2.65          04/01/07                92,552
                                                                                                                  -----------------

               Airlines (0.1%)
   112         America West Airlines, Inc. (Series 01-1)                              7.10          04/02/21               115,696
    75         Southwest Airlines Co. (Series 01-1)                                   5.496         11/01/06                75,147
                                                                                                                  -----------------
                                                                                                                           190,843
                                                                                                                  -----------------
               Apparel/Footwear Retail (0.0%)
    90         Limited Brands, Inc.                                                   6.95          03/01/33                86,354
                                                                                                                  -----------------

               Beverages: Alcoholic (0.1%)
   150         FBG Finance Ltd. - 144A** (Australia)                                  5.125         06/15/15               138,749
   150         Miller Brewing Co. - 144A**                                            4.25          08/15/08               146,239
                                                                                                                  -----------------
                                                                                                                           284,988
                                                                                                                  -----------------
               Cable/Satellite TV (0.1%)
    95         Comcast Cable Communications Inc.                                      6.75          01/30/11                98,935
    20         Comcast Corp.                                                          7.625         02/15/08                20,667
    80         TCI Communications, Inc.                                               7.875         02/15/26                86,478
                                                                                                                  -----------------
                                                                                                                           206,080
                                                                                                                  -----------------
               Casino/Gaming (0.1%)
   220         Harrah's Operating Co., Inc.                                           5.625         06/01/15               209,183
                                                                                                                  -----------------

               Chemicals: Major Diversified (0.0%)
    70         ICI Wilmington Inc.                                                    4.375         12/01/08                67,441
                                                                                                                  -----------------

               Containers/Packaging (0.1%)
   200         Sealed Air Corp. - 144A**                                              5.625         07/15/13               194,599
                                                                                                                  -----------------

               Electric Utilities (0.9%)
   150         Ameren Corp.                                                           4.263         05/15/07               148,140
   145         Arizona Public Service Co.                                             5.80          06/30/14               141,189
    45         Arizona Public Service Co.                                             6.75          11/15/06                45,275
   150         Carolina Power & Light Co.                                             5.125         09/15/13               144,041
   160         CC Funding Trust I                                                     6.90          02/16/07               161,642
   100         Cincinnati Gas & Electric Co.                                          5.70          09/15/12                99,235
    80         Consolidated Natural Gas Co.                                           5.00          12/01/14                74,317
   110         Consolidated Natural Gas Co. (Series C)                                6.25          11/01/11               112,471
    85         Consumers Energy Co.                                                   4.80          02/17/09                83,294
    70         Detroit Edison Co. (The)                                               6.125         10/01/10                71,395

    55         Entergy Gulf States, Inc.                                              3.60          06/01/08                52,695
    90         Entergy Gulf States, Inc.                                              5.22+         12/01/09                89,082
   145         Pacific Gas & Electric Co.                                             6.05          03/01/34               139,155
    30         Panhandle Eastern Pipe Line Co. (Series B)                             2.75          03/15/07                29,309
   100         Public Service Electric & Gas Co. (Series MTNB)                        5.00          01/01/13                95,869
    75         Texas Eastern Transmission, LP                                         7.00          07/15/32                80,223
   110         Wisconsin Electric Power Co.                                           3.50          12/01/07               106,965
                                                                                                                  -----------------
                                                                                                                         1,674,297
                                                                                                                  -----------------
               Electrical Products (0.1%)
   125         Cooper Industries Inc.                                                 5.25          07/01/07               124,387
   135         Cooper Industries Inc. - 144A**                                        5.25          11/15/12               131,782
                                                                                                                  -----------------
                                                                                                                           256,169
                                                                                                                  -----------------
               Electronics/Appliances (0.1%)
   100         LG Electronics Inc. - 144A** (South Korea)                             5.00          06/17/10                96,452
                                                                                                                  -----------------

               Finance/Rental/Leasing (0.7%)
   100         CIT Group, Inc.                                                        2.875         09/29/06                99,087
   100         CIT Group, Inc.                                                        4.75          08/15/08                98,670
    50         CIT Group, Inc.                                                        7.375         04/02/07                50,917
   210         Countrywide Home Loans, Inc. (Series MTN)                              3.25          05/21/08               201,389
   180         MBNA Corp.                                                             5.14+         05/05/08               181,528
   200         Nationwide Building Society - 144A** (United Kingdom)                  4.25          02/01/10               191,650
   295         Residential Capital Corp.                                              6.375         06/30/10               294,013
   105         SLM Corp.                                                              4.00          01/15/10                99,606
   160         SLM Corp. (Series MTNA)                                                5.00          10/01/13               151,915
                                                                                                                  -----------------
                                                                                                                         1,368,775
                                                                                                                  -----------------
               Financial Conglomerates (0.5%)
   500         Associates Corp. of North America                                      6.25          11/01/08               510,988
    55         Bank One Corp. (Series MTNA)                                           6.00          02/17/09                55,831
   170         Chase Manhattan Corp.                                                  6.00          02/15/09               172,434
    10         Chase Manhattan Corp.                                                  7.00          11/15/09                10,472
   100         General Electric Capital Corp.                                         4.25          12/01/10                95,201
   215         General Electric Capital Corp. (Series MTNA)                           6.75          03/15/32               232,899
                                                                                                                  -----------------
                                                                                                                         1,077,825
                                                                                                                  -----------------
               Food Retail (0.1%)
   120         Fred Meyer, Inc.                                                       7.45          03/01/08               123,846
                                                                                                                  -----------------

               Food: Major Diversified (0.1%)
    70         ConAgra Foods, Inc.                                                    7.00          10/01/28                70,827
    65         ConAgra Foods, Inc.                                                    8.25          09/15/30                74,722
    50         Heinz (H.J.) Co. - 144A**                                              6.428         12/01/08                50,839
                                                                                                                  -----------------
                                                                                                                           196,388
                                                                                                                  -----------------
               Gas Distributors (0.1%)
    90         NiSource Finance Corp.                                                 5.344+        11/23/09                90,388

    90         Sempra Energy                                                          4.621         05/17/07                89,291
                                                                                                                  -----------------
                                                                                                                           179,679
                                                                                                                  -----------------
               Home Furnishings (0.1%)
    95         Mohawk Industries, Inc.                                                6.125         01/15/16                93,493
    85         Mohawk Industries, Inc. (Series D)                                     7.20          04/15/12                88,469
                                                                                                                  -----------------
                                                                                                                           181,962
                                                                                                                  -----------------
               Hotels/Resorts/Cruiselines (0.1%)
   120         Hyatt Equities LLC - 144A**                                            6.875         06/15/07               121,455
                                                                                                                  -----------------

               Household/Personal Care (0.1%)
   165         Clorox Co. (The)                                                       5.025+        12/14/07               165,233
                                                                                                                  -----------------

               Industrial Conglomerates (0.1%)
    95         Textron Financial Corp.                                                4.125         03/03/08                92,940
   155         Textron Financial Corp.                                                5.125         02/03/11               152,101
                                                                                                                  -----------------
                                                                                                                           245,041
                                                                                                                  -----------------
               Insurance Brokers/Services (0.3%)
   355         Farmers Exchange Capital - 144A**                                      7.05          07/15/28               345,814
   240         Marsh & McLennan Companies, Inc.                                       5.375         07/15/14               225,561
                                                                                                                  -----------------
                                                                                                                           571,375
                                                                                                                  -----------------
               Investment Banks/Brokers (0.0%)
    65         Goldman Sachs Group Inc. (The)                                         5.25          10/15/13                62,861
                                                                                                                  -----------------

               Major Banks (0.1%)
    50         Bank of New York Co., Inc. (The)                                       5.20          07/01/07                49,891
    65         HSBC Finance Corp.                                                     6.75          05/15/11                68,195
    95         Popular North America Inc. (Series MTN)                                5.65          04/15/09                94,819
                                                                                                                  -----------------
                                                                                                                           212,905
                                                                                                                  -----------------
               Major Telecommunications (0.5%)
   165         Deutsche Telekom International Finance Corp. BV (Netherlands)          8.25          06/15/30               196,483
   155         France Telecom S.A. (France)                                           8.50          03/01/31               191,584
    95         SBC Communications, Inc.                                               6.15          09/15/34                89,772
    40         Sprint Capital Corp.                                                   8.75          03/15/32                49,776
    85         Telecom Italia Capital SpA (Luxembourg)                                4.00          11/15/08                82,014
   125         Telecom Italia Capital SpA (Luxembourg)                                4.00          01/15/10               117,805
   275         Verizon New England Inc.                                               6.50          09/15/11               279,229
                                                                                                                  -----------------
                                                                                                                         1,006,663
                                                                                                                  -----------------
               Managed Health Care (0.1%)
   100         WellPoint Health Networks Inc.                                         6.375         06/15/06               100,141
    30         WellPoint Inc.                                                         3.75          12/14/07                29,240
                                                                                                                  -----------------
                                                                                                                           129,381
                                                                                                                  -----------------
               Media Conglomerates (0.1%)
    60         News America Holdings, Inc.                                            7.75          02/01/24                64,542
    20         News America Inc.                                                      7.125         04/08/28                20,249

    30         News America Inc.                                                      7.28          06/30/28                30,767
    30         News America Inc. - 144A**                                             6.40          12/15/35                28,445
    70         Viacom Inc. - 144A**                                                   6.875         04/30/36                69,203
                                                                                                                  -----------------
                                                                                                                           213,206
                                                                                                                  -----------------
               Motor Vehicles (0.1%)
   105         DaimlerChrysler North American Holdings Co.                            8.50          01/18/31               122,060
                                                                                                                  -----------------

               Multi-Line Insurance (0.4%)
   355         AIG Sun America Global Finance VI - 144A**                             6.30          05/10/11               366,604
   170         American General Finance Corp. (Series MTNH)                           4.625         09/01/10               163,194
    20         American General Finance Corp. (Series MTNI)                           4.625         05/15/09                19,619
    70         AXA Financial Inc.                                                     6.50          04/01/08                71,377
    50         Hartford Financial Services Group, Inc. (The)                          2.375         06/01/06                49,891
    55         International Lease Finance Corp.                                      3.75          08/01/07                53,841
                                                                                                                  -----------------
                                                                                                                           724,526
                                                                                                                  -----------------
               Other Metals/Minerals (0.1%)
   145         Brascan Corp. (Canada)                                                 7.125         06/15/12               153,054
                                                                                                                  -----------------

               Property - Casualty Insurers (0.4%)
   200         Mantis Reef Ltd. - 144A** (Australia)                                  4.692         11/14/08               194,361
   115         Platinum Underwriters Holdings, Ltd.                                   6.371         11/16/07               114,526
    90         Platinum Underwriters Holdings, Ltd.                                   7.50          06/01/17                88,045
   155         St. Paul Travelers Companies, Inc. (The)                               5.01          08/16/07               154,156
   210         XLLIAC Global Funding - 144A**                                         4.80          08/10/10               203,002
                                                                                                                  -----------------
                                                                                                                           754,090
                                                                                                                  -----------------
               Pulp & Paper (0.0%)
    95         Sappi Papier Holding AG - 144A** (Austria)                             6.75          06/15/12                90,457
                                                                                                                  -----------------

               Railroads (0.2%)
    70         Burlington North Santa Fe Railway Co.                                  4.575         01/15/21                65,706
   110         Burlington North Santa Fe Railway Co.                                  6.125         03/15/09               112,173
    85         Norfolk Southern Corp.                                                 7.35          05/15/07                86,839
    60         Union Pacific Corp.                                                    6.625         02/01/08                61,199
    55         Union Pacific Corp.                                                    6.65          01/15/11                57,206
    40         Union Pacific Corp. (Series MTNE)                                      6.79          11/09/07                40,845
                                                                                                                  -----------------
                                                                                                                           423,968
                                                                                                                  -----------------
               Real Estate Development (0.2%)
   318         World Financial Properties - 144A**                                    6.91          09/01/13               333,658
                                                                                                                  -----------------

               Real Estate Investment Trusts (0.1%)
    10         EOP Operating L.P.                                                     4.75          03/15/14                 9,189
    80         EOP Operating L.P.                                                     7.875         07/15/31                88,475
                                                                                                                  -----------------
                                                                                                                            97,664
                                                                                                                  -----------------

               Regional Banks (0.1%)
   240         Marshall & Ilsley Bank (Series BKNT)                                   3.80          02/08/08               234,008
                                                                                                                  -----------------

               Restaurants (0.0%)
    65         Tricon Global Restaurants, Inc.                                        8.875         04/15/11                73,090
                                                                                                                  -----------------

               Savings Banks (0.4%)
    85         Household Finance Corp.                                                4.125         12/15/08                82,546
   105         Household Finance Corp.                                                5.875         02/01/09               106,347
    65         Household Finance Corp.                                                6.375         10/15/11                67,297
   115         Household Finance Corp.                                                6.40          06/17/08               117,374
   100         Sovereign Bank (Series CD)                                             4.00          02/01/08                97,829
    95         Washington Mutual Bank                                                 5.50          01/15/13                93,342
   115         Washington Mutual Inc.                                                 8.25          04/01/10               124,686
                                                                                                                  -----------------
                                                                                                                           689,421
                                                                                                                  -----------------
               Trucks/Construction/Farm Machinery (0.1%)
    40         Caterpillar Financial Services Corp. (Series MTNF)                     3.625         11/15/07                39,017
   185         Caterpillar Financial Services Corp. (Series MTNF)                     4.84+         08/20/07               185,202
                                                                                                                  -----------------
                                                                                                                           224,219
                                                                                                                  -----------------
               Wireless Telecommunications (0.1%)
   150         Vodafone Group PLC (United Kingdom)                                     5.05+        12/28/07               150,104
                                                                                                                  -----------------

               TOTAL CORPORATE BONDS (Cost $14,012,884)                                                                 13,782,970
                                                                                                                  -----------------

               U.S GOVERNMENT OBLIGATIONS (10.5%)
               U.S. Treasury Bonds
   950                                                                                6.125         08/15/29             1,053,981
   225         .................................................................      6.375         08/15/27               255,199
 4,300         .................................................................      7.625         02/15/25             5,471,755
 3,705         .................................................................      8.125         08/15/19 -
                                                                                                    08/15/21             4,772,715
               U.S. Treasury Notes
 2,400         [+/+]............................................................      3.875         02/15/13             2,249,434
 6,355         .................................................................      4.25          08/15/13 -
                                                                                                    11/15/13             6,057,893

 1,830         U.S. Treasury Strips.............................................      0.00          02/15/25 -             642,395
                                                                                                    02/15/27
                                                                                                                  -----------------

               TOTAL U.S. GOVERNMENT OBLIGATIONS  (Cost $21,426,050)                                                    20,503,372
                                                                                                                  -----------------

               MORTGAGE-BACKED SECURITIES (5.7%)
    70         Federal Home Loan Mortgage Corp. Gold                                  7.50     06/01/11 - 08/01/11          72,295
               Federal National Mortgage Assoc.
   222         .................................................................      6.50          07/01/32               226,697
 2,040         .................................................................      7.00          07/01/18-
                                                                                                    10/01/35             2,101,746
   450         ++...............................................................      7.00          05/01/36               462,656
 1,125         .................................................................      7.50          08/01/25-
                                                                                                    09/01/35             1,172,606
   337         .................................................................      8.00          05/01/24-
                                                                                                    02/01/32               358,972
    15         .................................................................      9.50          12/01/20                16,907
               Federal National Mortgage Assoc. (ARM)
   575         .................................................................      0.538         05/01/36               594,406
   725                                                                                0.74          04/01/36               747,882
 1,149                                                                                2.236         04/01/36             1,199,266
   249         .................................................................      4.724         07/01/33               248,629
   651                                                                                5.387         03/01/36               665,714
   551                                                                                5.665         03/01/36               568,228
 1,175                                                                                5.711         01/01/36             1,212,035
 1,140                                                                                5.908         01/01/36             1,177,257
               Government National Mortgage Assoc.
    89         .................................................................      7.50          09/15/25-
                                                                                                    06/15/27                93,687
    99         .................................................................      8.00          04/15/26-
                                                                                                    08/15/26               105,745
                                                                                                                  -----------------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,032,966)                                                      11,024,728
                                                                                                                  -----------------

               ASSET-BACKED SECURITIES (5.3%)
               Finance/Rental/Leasing
   300         American Express Credit Account Master Trust 2002-3 A                  5.011         12/15/09               300,507
   600         American Express Credit Account Master Trust 2003-3 A                  5.011         11/15/10               601,534
   350         Banc of America Securities Auto Trust 2005-WF1 A3                      3.99          08/18/09               345,159
   175         Capital Auto Receivables Asset Trust 2004-2 A                          3.35          02/15/08               173,308
   350         Capital Auto Receivables Asset Trust 2005-1 A4                         4.05          07/15/09               345,580
   300         Caterpillar Financial Asset Trust 2005-A A3                            3.90          02/25/09               296,082
   335         Chase Credit Card Master Trust 2001-4 A                                5.50          11/17/08               335,624
   115         CIT Equipment Collateral 2004-EF1 A3                                   3.50          09/20/08               113,587
   225         CNH Equipment Trust 2005-A A3                                          4.02          04/15/09               222,157
   450         CNH Equipment Trust 2005-B A3                                          4.27          01/15/10               443,302
   275         DaimlerChrysler Auto Trust 2005-B A3                                   4.04          09/08/09               271,706
   225         Ford Credit Auto Owner Trust 2005-B A3                                 4.17          01/15/09               223,191

   225         Ford Credit Auto Owner Trust 2006-A A3                                 5.05          03/15/10               224,253
   250         GE Dealer Floorplan Master Note Trust 2004-1 A                         4.973         07/20/08               250,138
   375         GE Equipment Small Ticket LLC -2005-2A                                 4.88          10/22/09               372,580
   150         Harley Davidson Motorcycle Trust 2005-3 A2                             4.41          06/15/12               147,712
   400         Harley-Davidson Motorcycle Trust 2005-1 A2                             3.76          12/17/12               391,036
   250         Harley-Davidson Motorcycle Trust 2005-2 A2                             4.07          02/15/12               243,695
   225         Hertz Vehicle Financing LLC 2005-2A A2                                 4.93          02/25/10               222,579
   200         Honda Auto Receivables Owner Trust 2005-2 A3                           3.93          01/15/09               197,568
   325         Honda Auto Receivables Owner Trust 2005-3 A3                           3.87          04/20/09               319,930
   300         Honda Auto Receivables Owner Trust 2005-6 A3                           4.85          10/19/09               298,436
   225         Hyundai Auto Receivables Trust 2005-A A3                               3.98          11/16/09               220,768
   150         MBNA Master Credit Card Trust 1999-B A                                 5.90          08/15/11               152,915
   400         Merrill Auto Trust Securitization 2005-1 A3                            4.10          08/25/09               394,578
   275         National City Auto Receivables Trust 2004-A A4                         2.88          05/15/11               264,964
   400         Nissan Auto Receivables Owner Trust 2005-B A3                          3.99          07/15/09               394,763
    75         TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2                4.81          11/17/14                72,651
   450         USAA Auto Owner Trust 2004-2 A-4                                       3.58          02/15/11               440,691
   368         USAA Auto Owner Trust 2004-3 A3                                        3.16          02/17/09               364,283
   275         USAA Auto Owner Trust 2005-1 A3                                        3.90          07/15/09               271,838
   250         Volkswagen Auto Lease Trust 2005-A A3                                  3.82          05/20/08               247,925
   375         Volkswagen Auto Loan Enhanced Trust 2005-1 A3                          4.80          07/20/09               373,125
   128         Wachovia Auto Owner Trust 2004-B A3                                    2.91          04/20/09               126,189
   200         Wachovia Auto Owner Trust 2005-A A3                                    4.06          09/21/09               197,487
   300         Wachovia Auto Owner Trust 2005-B A3                                    4.79          04/20/10               298,058
   128         World Omni Auto Receivables Trust 2004-A A3                            3.29          11/12/08               126,653
                                                                                                                  -----------------

               TOTAL ASSET-BACKED SECURITIES (Cost $10,387,199)                                                         10,286,552
                                                                                                                  -----------------

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
   401         Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2              5.109         09/25/45               402,222
 6,539         Federal National Mortgage Assoc. 2006-28 1P (IO)                       1.519         03/25/36               178,803
   550         Federal National Mortgage Assoc. 2006-28 1A1                           5.069         03/25/36               550,000
   747         Federal National Mortgage Assoc. 2005-68 XI (IO)                       6.00          08/25/35               292,762
                                                                                                                  -----------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,260,201)                                               1,423,787
                                                                                                                  -----------------

               FOREIGN GOVERNMENT OBLIGATION (0.0%)
    20         United Mexican States (Mexico) (Series MTN) (Cost $23,918)             8.30          08/15/31                23,800
                                                                                                                  -----------------

               SHORT-TERM INVESTMENTS (3.5%)
               U.S. GOVERNMENT AGENCY & OBLIGATION (A) (1.3%)
 2,340         Federal National Mortgage Assoc.                                       4.60          06/30/06             2,321,163
   250         U.S. Treasury Bill***                                                  4.26          07/13/06               247,840
                                                                                                                  -----------------

               TOTAL U.S. GOVERNMENT AGENCY & OBLIGATION (Cost $2,569,243)                                               2,569,003
                                                                                                                  -----------------

               REPURCHASE AGREEMENT (2.2%)
 4,192         Joint repurchase agreement account (dated 04/30/06; proceeds
                 $4,193,668) (b) (Cost $4,192,000)                                    4.775         05/01/06             4,192,000
                                                                                                                  -----------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $6,761,243)                                                            6,761,003
                                                                                                                  -----------------

               TOTAL INVESTMENTS
                 (Cost $171,461,922) (c) (d)                                                         100.9%            196,507,399
               LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (0.9)             (1,703,442)
                                                                                                   ------------   -----------------
               NET ASSETS                                                                            100.0%           $194,803,957
                                                                                                   ============   =================

---------------
 ADR    American Depositary Receipt.
 ARM    Adjustable Rate Mortgage.
 IO     Interest-Only Security.
 *      Non-income producing security.
 **     Resale is restricted to qualified institutional investors.
 ***    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $8,720.
 +      Floating rate security; rate shown is the rate in effect at April 30,
        2006.
 ++     Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual prinicipal amount and maturity date will be determined upon settlement.
 [+/+]  Security purchased on a forward commitment basis.
 (a)    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
 (b)    Collateralized by federal agency and U.S. Treasury obligations.
 (c)    Securities have been designated as collateral in an amount equal to
        $14,868,063 in connection with open futures contracts and securities purchased on a forward commitment basis.
 (d)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,516,735 and the aggregate gross unrealized depreciation is $5,471,258, resulting in net unrealized appreciation of
        $25,045,477.

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

                                                                                                      UNREALIZED
NUMBER OF                             DESCRIPTION, DELIVERY         UNDERLYING FACE                  APPRECIATION/
CONTRACTS     LONG/SHORT                  MONTH AND YEAR            AMOUNT AT VALUE                 (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------

     2        Long                  U.S. Treasury Notes 5 Year,        $208,313                                $307
                                             June 2006

    38        Long                  U.S. Treasury Notes 10 Year,      4,011,969                             (18,042)
                                             June 2006

    28        Short                 U.S. Treasury Notes 2 Year,      (5,704,563)                              8,499
                                             June 2006

    19        Short                 U.S. Treasury Bond 20 Year,      (2,030,031)                             95,378
                                             June 2006                                             -----------------

                              Net Unrealized Appreciation .....................                             $86,142
                                                                                                   =================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Balanced
        Growth Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)       Omitted;

        (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

        (d)       Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to
                  materially affect, the registrant's internal control over
                  financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: June 20, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Balanced
        Growth Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)       Omitted;

        (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

        (d)       Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: June 20, 2006
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       5